UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: September 30, 2009

Item 1:	Schedule of Investments September 30, 2009 (unaudited)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENT SECURITIES - 99%

CONVERTIBLE PREFERRED STOCK - 18%
UNITED STATES - 18%

Affiliated Managers Group,Inc. 5.100%         1,200        45,600
   Due 04-15-36
Affiliated Managers Group,Inc. 5.150%        48,410     1,639,889
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,576,363
Carriage Services Capital Trust 7.000%       59,500     1,785,000
   Due 06-01-29
Dune Energy, Inc. 10.000%                        84         6,300
Dune Energy, Inc. 10.000% (144A) (b)            336        25,200
Fifth Third Bancorp 8.500%                    4,200       506,730
Fleetwood Capital Trust 6.000%               97,960        14,694
   Due 02-15-28
Healthsouth Corp. 6.500%                      1,800     1,327,752
McMoRan Exploration Co $80.00                   160       213,573
   Due 08-31-13
Newell Financial Trust 1 5.250%               2,048        73,728
   Due 12-01-27
Quadramed Corp 5.500%                       113,000     1,864,500
Simon Property 6.000%                        22,620     1,371,224
Six Flags, Inc. 7.250%                       90,300        45,150
   Due 08-15-09 (a)

Total Convertible Preferred Stock (cost- $16,166,359)  10,495,703

CONVERTIBLE BONDS - 67%
Mauritius - 0%
APP Finance VI Mauritius                 12,903,000        22,580
   0.000% Due 11-18-12 (a)(c)

INDIA - 2%
Vedanta Finance (Reg S) 4.600%            1,000,000       977,500
   Due 02-21-26

LUXEMBOURG -2%
Arcelormittal 5.000% Due 05-15-14           840,000     1,215,421

UNITED KINGDOM -1%
Skyepharma PLC (Reg S)                      700,000       313,247
   6.000% Due 05-04-24


UNITED STATES - 62%

Allegheny Technologies, Inc. 4.250%          380,000      453,226
   Due 06-01-14
Alliance Data Systems (144A) 1.750%          310,000      300,208
   Due 08-01-13 (b)
Amgen Inc. 0.000%                          1,127,000      839,074
   Due 03-01-32 (C)
AMR Corporation 6.250%                       570,000      602,034
   Due 10-15-14
Bank of America (LOW) 1.000%                 280,000      260,736
   Due 06-30-15
Beckman Coulter, Inc. 2.500%                  30,000       34,650
   Due 12-15-36
Best Buy Company 2.250%                      400,000      416,250
   Due 01-15-22
Capital Source Inc.                        2,800,000    2,366,000
   7.250% Due 07-15-37
Carnival Corporation                       1,000,000    1,067,200
   2.000% Due 04-15-21
Cell Therapeutic, Inc.                     1,500,000    1,353,750
   4.000% Due 07-01-10
Cephalon Inc. 2.500%                       1,050,000    1,106,490
   Due 05-01-14
Chemed Corporation                         1,000,000      827,400
   1.875% Due 05-15-14
Danahar Corporation                        1,565,000    1,559,992
   0.000% Due 01-22-21 (c)
Dominion Resources Inc.                      500,000      554,375
   2.125% Due 12-15-23
Eastman Kodak (144A) 7.000%                1,700,000    1,700,595
   Due 04-01-17 (b)
Enpro Industries, Inc.                     1,100,000    1,028,500
   3.937% Due 10-15-15
Exterran Holdings, Inc.                      700,000      876,330
   4.250% Due 06-15-14
FiberTower Corporation			   2,215,500    1,373,610
   9.000% Due 11-15-12
HCC Insurance Holdings                       500,000      613,970
   1.300% Due 04-01-23
International Game Technology(144A)        1,030,000    1,350,021
   3.250% Due 05-01-14(b)
Interpublic Group                            500,000      498,125
   4.750% Due 03-15-23
Johnson & Johnson 0.000%                   1,800,000    1,629,000
   Due 07-28-20 (c)
L-3 Communications Holdings                  610,000      628,910
   3.000% Due 08-01-35
Level Three Communications                 2,500,000    2,006,250
   3.500% Due 06-15-12
Liberty Media (TWX)                        1,500,000    1,500,600
   3.125% Due 03-30-23
Liberty Media (VIA/B)                      1,740,000    1,013,550
   3.250% Due 03-15-31
Lifetime Brands, Inc.4.750%                  920,000      680,800
   Due 07-15-11
McMoRan Exploration                          800,000      780,000
   5.250% Due 10-06-11
Morgan Stanley (LOW)                         410,000      389,971
   1.100% Due 06-24-15
Newmont Mining Corporation                    80,000       96,400
   3.000% Due 02-15-12
Newmont Mining Corporation - A               730,000      870,452
   1.250% Due 07-15-14
Pier 1 Imports, Inc.                         179,000      316,382
   9.000% Due 02-15-36
Quanta Services, Inc.                        460,000      523,825
   3.750% Due 04-30-26
Rayonier Inc. (144A) (b)                     140,000      154,000
   4.500% Due 08-15-15
School Specialty, Inc.                       300,000      276,375
   3.750% Due 11-30-26
Sotheby's                                    455,000      398,125
   3.125% Due 06-15-13
SVB Financial Group (144A)                    70,000       74,900
   3.875% Due 04-15-11 (b)
Sybase, Inc. (144A)                          275,000      304,562
   3.500% Due 08-15-29 (b)
3M Company                                   565,000      490,702
   0.000% Due 11-21-32 (c)
Thermo Fisher Scientific                     810,000    1,199,286
   0.000% Due 12-15-33 (c)
Toreador Resources Corporation               750,000      678,750
   5.000% Due 10-01-25
Transocean Inc. - C                          120,000      114,900
   1.500% Due 12-15-37
US Airways Group, Inc.                     1,975,000    1,747,875
   7.000% Due 09-30-20
Virgin Media Inc. (144A)                     500,000      527,500
   6.500% Due 11-15-16 (b)
Western Refining, Inc.                       500,000      456,750
   5.750% Due 06-15-14

        Total United States                            36,042,401

Total Convertible Bonds (cost - $37,141,196)           38,571,149



CONVERTIBLE BOND UNITS - 2%
UNITED STATES - 2%
Ashland Inc. 6.500%                            1,720   1,126,600
  Due 06-30-29

        Total Convertible Bond Units(cost $1,300,485)  1,126,600

COMMON STOCK - 3%
Australia - 0%
Babcock & Brown Air, Ltd.                     13,100     125,760

UNITED STATES - 3%
Dune Energy Inc.                                 399          58
Dune Energy Inc. (Restricted)              1,669,990     242,148
Durect Corporation                           403,150   1,076,411
Scottish Re Group Ltd.                       305,787      42,810

      Total United States                              1,361,427

      Total Common Stock (cost $4,200,891)             1,487,187


PREFERRED STOCK - 0%
UNITED STATES - 0%
PTV Inc.                                         594           48

      Total Preferred Stock(cost $2,953)                       48


WARRANTS - 1%
UNITED STATES - 1%
Mirant(Series A),strike price $21.87,         28,100       41,588
    Expire 01-03-11
Mirant(Series B),strike price $20.54,         65,200      125,836
    Expire 01-03-11
Raytheon Company,strike price $37.50,         52,500      601,125
    Expire 06-16-11

      Total Warrants(cost $1,277,905)                     768,549

Other Investment Securities - 8%
UNITED STATES - 8%
    Metromedia Int'l Group, Inc.               80,000   4,397,600
       appraisal rights (d)

      Total Other Investment Securities(cost $629,451)  4,397,600


TOTAL INVESTMENT SECURITIES (cost - $60,719,240)       56,846,836


OTHER ASSETS LESS LIABILITIES - 1%                        671,366
NET ASSETS - 100%                                     $57,518,202





(a) This security is in default or deferral and interest or dividends is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) The Fund is party to an appraisal action in the Delaware Court of Chancery in which it has requested the determination and payment of fair value of the 7.25% Cumulative Convertible Preferred Stock. See notes to financial statements.

Percentages are based upon the fair value as a percent of net assets as of September 30, 2009.


Valuation of Measurements -  Statement of Financial Accounting
Starndards No. 157, Fair Value Measurements (FAS 157), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's net assets as of September 30, 2009:

Valuation Inputs                       Investments in Securities
Level 1 - Quotes prices                            $ 4,136,030
Level 2 - Other Significant Observable Inputs       48,313,206
Level 3 - Significant Unobservable Inputs            4,397,600

Net Investment in Securities                       $56,846,836

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
                                       Investments in Securities
Balance as of December 31, 2008                    $ 3,751,200
Realized gain(loss)                                          0
Change in unrealized appreciation                      646,400
Net purchases(sales)                                         0
Transfers in and/or out of Level 3                           0

Balance as of September 30, 2009                   $ 4,397,600


Ending balance

  The amount of total gains or losses for the
   period included in net assets attributable
   to the change in unrealized gains and losses
   related to assets still held at the reporting
   date                                               $646,400


Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President